Investment Risks	Nov. 10, 2025
Defiance GRNY Option Income ETF | Aggressive Investment Techniques Risk Member
Prospectus [Line Items]
Risk [Text Block]	Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as options contracts, includes the risk of potentially dramatic changes (losses) in the value of the instruments, imperfect correlations between the price of the instrument and the underlying security or index, and volatility of the Fund.
Defiance GRNY Option Income ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses, and it.is possible to lose money by investing in money market funds. Corporate debt securities, such as commercial paper, generally are short-term unsecured promissory notes issued by businesses that carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease.
Defiance GRNY Option Income ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Defiance GRNY Option Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Counterparty Risk. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
◦Covered Call Options Risk. Investments in covered calls involve certain risks. When writing a covered call option, the Fund creates an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, the Fund may forego the opportunity to benefit from potential increases in the price of the underlying security above the strike price while continuing to bear the risk of a decline in the value of such underlying security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
◦Derivatives Tax Risk. The Fund’s use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, the Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. The Fund is not designed for investors seeking a tax efficient investment.
◦FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying Security, may include, among others, changes in interest rates and volatility levels of the Underlying Security.
◦FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. Trading in FLEX Options may be less deep and liquid than the market for certain other securities, such as standardized options. In a less liquid market for FLEX Options, liquidating FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
◦FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
◦Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to gain exposure that is significantly greater than the premium paid or received. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling an option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price for a put option, or above the strike price for a call option, by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.
Defiance GRNY Option Income ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Defiance GRNY Option Income ETF | Derivatives Risk, Covered Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covered Call Options Risk. Investments in covered calls involve certain risks. When writing a covered call option, the Fund creates an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, the Fund may forego the opportunity to benefit from potential increases in the price of the underlying security above the strike price while continuing to bear the risk of a decline in the value of such underlying security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
Defiance GRNY Option Income ETF | Derivatives Risk, Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Tax Risk. The Fund’s use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, the Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. The Fund is not designed for investors seeking a tax efficient investment.
Defiance GRNY Option Income ETF | Derivatives Risk, FLEX Options Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying Security, may include, among others, changes in interest rates and volatility levels of the Underlying Security.

Defiance GRNY Option Income ETF | Derivatives Risk, FLEX Options Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. Trading in FLEX Options may be less deep and liquid than the market for certain other securities, such as standardized options. In a less liquid market for FLEX Options, liquidating FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
Defiance GRNY Option Income ETF | Derivatives Risk, FLEX Options Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Defiance GRNY Option Income ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to gain exposure that is significantly greater than the premium paid or received. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling an option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price for a put option, or above the strike price for a call option, by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.
Defiance GRNY Option Income ETF | Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distribution Risk. As part of the Fund’s strategies, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. To the extent the Fund makes distributions, the distribution amounts may vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may include return of capital, which would decrease the Fund’s NAV and trading price over time.
Defiance GRNY Option Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The Fund may invest directly or indirectly in common stocks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund or its Underlying Investment invest. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Defiance GRNY Option Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance GRNY Option Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Defiance GRNY Option Income ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Defiance GRNY Option Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Defiance GRNY Option Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Defiance GRNY Option Income ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance GRNY Option Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Defiance GRNY Option Income ETF | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities, such as U.S. Government securities and corporate debt held as Collateral, will change inversely with changes in interest rates. An increase in interest rates may cause the value of fixed income securities to decline. Conversely, as interest rates fall, the market value of fixed income securities tend to increase. This risk will be greater for long-term securities than for short-term securities.
Defiance GRNY Option Income ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk. The risks of investing in investment companies, such as GRNY, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs, such as GRNY, are also subject to the “ETF Risks” described above.
Defiance GRNY Option Income ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large cap companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Defiance GRNY Option Income ETF | Limited Upside Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Upside Risk. The Fund seeks to provide investment exposure to the share price movements of the Underlying Security; however, if the Underlying Security’s price exceeds the strike price of the call options sold (written) by the Fund on the Underlying Security, the Fund will not participate in the Underlying Security’s gains beyond the strike price. Accordingly, the Fund’s covered call strategies (1) will subject the Fund to all of the Underlying Security’s losses, which may not be offset by option premium income received by the Fund, and (2) may limit the Fund’s potential investment gains, which could cause the Fund to underperform the Underlying Security significantly over the duration of an options contract.
Defiance GRNY Option Income ETF | Liquidity And Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments, such as options contracts, within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Adviser believes should be the price of the investment. As a result, the Fund may be unable to achieve its desired level of investment exposure. In addition, the Fund may be unable to pay redemption proceeds within the requisite time period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions, thereby adversely affecting the Fund. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.
Defiance GRNY Option Income ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Defiance GRNY Option Income ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of the Underlying Security, as well as other equity and debt securities and related instruments, fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Defiance GRNY Option Income ETF | Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]	Models and Data Risk. The composition of GRNY is heavily dependent on investment models developed by its sub-adviser as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon lead to the inclusion or exclusion of securities from GRNY’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Errors in programming, data entry, system compatibility, or database integrity can result in the unintended inclusion or exclusion of securities in GRNY’s portfolio. Such errors, whether due to human or technological factors, could induce GRNY’s sub-adviser to make investment choices that would not have been made with accurate and complete information, potentially leading to losses or missed gains for GRNY.
Defiance GRNY Option Income ETF | NAV Erosion Risk Due To Distributions Risk Member
Prospectus [Line Items]
Risk [Text Block]	NAV Erosion Risk Due to Distributions. Each time the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. Accordingly, Fund distributions may significantly erode the Fund’s NAV and trading price over time.
Defiance GRNY Option Income ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. In addition, GRNY is a recently organized management investment company with limited operating history, and GRNY’s investment sub-adviser is a newly formed entity with no prior experience managing an ETF.
Defiance GRNY Option Income ETF | Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]	Return of Capital Risk. The Fund expects to make distributions regardless of its performance. All or a portion of such distributions may represent a return of capital, which would reduce the Fund’s NAV and trading price over time and reduce the shareholder’s basis in their Fund shares and result in a higher capital gain, or lower capital loss, when Fund shares on which the return of capital distribution were received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
Defiance GRNY Option Income ETF | Single Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (GRNY), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.
Defiance GRNY Option Income ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Section 1256 of the Code be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
Defiance GRNY Option Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance GRNY Option Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is “non-diversified” and intends to invest a greater percentage of its assets in the securities of, and financial instruments with exposure to, a single issuer than would a diversified fund. As a result, the Fund is more exposed to the risks associated with and developments affecting a single issuer (i.e., GRNY) than a fund that invests in a greater number of issuers representing multiple industries. This may increase the Fund’s volatility and cause the performance of GRNY to have a significant impact on the Fund’s performance. In addition, GRNY is a non-diversified fund and, as such, the Fund may be more exposed to the risks associated with and developments affecting a single issuer or smaller number of issuers held by GRNY than if GRNY was a diversified fund.
Defiance NUKZ Option Income ETF | Aggressive Investment Techniques Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as options contracts, includes the risk of potentially dramatic changes (losses) in the value of the instruments, imperfect correlations between the price of the instrument and the underlying security or index, and volatility of the Fund.

Defiance NUKZ Option Income ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses, and it is possible to lose money by investing in money market funds. Corporate debt securities, such as commercial paper, generally are short-term unsecured promissory notes issued by businesses that carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease.
Defiance NUKZ Option Income ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Defiance NUKZ Option Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Counterparty Risk. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
◦Covered Call Options Risk. Investments in covered calls involve certain risks. When writing a covered call option, the Fund creates an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, the Fund may forego the opportunity to benefit from potential increases in the price of the underlying security above the strike price while continuing to bear the risk of a decline in the value of such underlying security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
◦Derivatives Tax Risk. The Fund’s use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, the Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. The Fund is not designed for investors seeking a tax efficient investment.
◦FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying Security, may include, among others, changes in interest rates and volatility levels of the Underlying Security.
◦FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. Trading in FLEX Options may be less deep and liquid than the market for certain other securities, such as standardized options. In a less liquid market for FLEX Options, liquidating FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
◦FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
◦Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to gain exposure that is significantly greater than the premium paid or received. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling an option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price for a put option, or above the strike price for a call option, by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.
Defiance NUKZ Option Income ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Defiance NUKZ Option Income ETF | Derivatives Risk, Covered Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covered Call Options Risk. Investments in covered calls involve certain risks. When writing a covered call option, the Fund creates an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, the Fund may forego the opportunity to benefit from potential increases in the price of the underlying security above the strike price while continuing to bear the risk of a decline in the value of such underlying security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
Defiance NUKZ Option Income ETF | Derivatives Risk, Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Tax Risk. The Fund’s use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, the Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. The Fund is not designed for investors seeking a tax efficient investment.
Defiance NUKZ Option Income ETF | Derivatives Risk, FLEX Options Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying Security, may include, among others, changes in interest rates and volatility levels of the Underlying Security.
Defiance NUKZ Option Income ETF | Derivatives Risk, FLEX Options Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. Trading in FLEX Options may be less deep and liquid than the market for certain other securities, such as standardized options. In a less liquid market for FLEX Options, liquidating FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
Defiance NUKZ Option Income ETF | Derivatives Risk, FLEX Options Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Defiance NUKZ Option Income ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to gain exposure that is significantly greater than the premium paid or received. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling an option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price for a put option, or above the strike price for a call option, by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.
Defiance NUKZ Option Income ETF | Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distribution Risk. As part of the Fund’s strategies, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. To the extent the Fund makes distributions, the distribution amounts may vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may include return of capital , which would decrease the Fund’s NAV and trading price over time.
Defiance NUKZ Option Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The Fund may invest directly or indirectly in common stocks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund or its Underlying Investment invest. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Defiance NUKZ Option Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance NUKZ Option Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Defiance NUKZ Option Income ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Defiance NUKZ Option Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Defiance NUKZ Option Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Defiance NUKZ Option Income ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance NUKZ Option Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Defiance NUKZ Option Income ETF | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities, such as U.S. Government securities and corporate debt held as Collateral, will change inversely with changes in interest rates. An increase in interest rates may cause the value of fixed income securities to decline. Conversely, as interest rates fall, the market value of fixed income securities tend to increase. This risk will be greater for long-term securities than for short-term securities.
Defiance NUKZ Option Income ETF | Investment Company Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk. The risks of investing in investment companies, such as NUKZ, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs, such as NUKZ, are also subject to the “ETF Risks” described above.
Defiance NUKZ Option Income ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Defiance NUKZ Option Income ETF | Limited Upside Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Upside Risk. The Fund seeks to provide investment exposure to the share price movements of the Underlying Security; however, if the Underlying Security’s price exceeds the strike price of the call options sold (written) by the Fund on the Underlying Security, the Fund will not participate in the Underlying Security’s gains beyond the strike price. Accordingly, the Fund’s covered call strategies (1) will subject the Fund to all of the Underlying Security’s losses, which may not be offset by option premium income received by the Fund, and (2) may limit the Fund’s potential investment gains, which could cause the Fund to underperform the Underlying Security significantly over the duration of an options contract.
Defiance NUKZ Option Income ETF | Liquidity And Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments, such as options contracts, within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Adviser believes should be the price of the investment. As a result, the Fund may be unable to achieve its desired level of investment exposure. In addition, the Fund may be unable to pay redemption proceeds within the requisite time period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions, thereby adversely affecting the Fund. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.
Defiance NUKZ Option Income ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Defiance NUKZ Option Income ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of the Underlying Security, as well as other equity and debt securities and related instruments, fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Defiance NUKZ Option Income ETF | NAV Erosion Risk Due To Distributions Risk Member
Prospectus [Line Items]
Risk [Text Block]	NAV Erosion Risk Due to Distributions. Each time the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. Accordingly, Fund distributions may significantly erode the Fund’s NAV and trading price over time.
Defiance NUKZ Option Income ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Defiance NUKZ Option Income ETF | Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]	Return of Capital Risk. The Fund expects to make distributions regardless of its performance. All or a portion of such distributions may represent a return of capital, which would reduce the Fund’s NAV and trading price over time and reduce the shareholder’s basis in their Fund shares and result in a higher capital gain, or lower capital loss, when Fund shares on which the return of capital distribution were received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
Defiance NUKZ Option Income ETF | Single Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NUKZ), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.
Defiance NUKZ Option Income ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Section 1256 of the Code be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.
Defiance NUKZ Option Income ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. As a result of the Fund’s strategies, the Fund concentrates to approximately the same extent that NUKZ concentrates in the securities of a particular industry (or industries) (i.e., holds 25% or more of its total assets in investments that provide exposure to such industry (or industries) in which NUKZ concentrates) and is subject to the risk that economic, political, or other conditions that have a negative effect on that industry (or industries) will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries. Because NUKZ concentrates in an industry or group of industries to the extent its underlying index concentrates in a particular industry or group of industries, the Fund, through its direct and indirect exposure to NUKZ, will concentrate to the same extent NUKZ’s underlying index concentrates in a particular industry or group of industries. As of March 3, 2025, NUKZ and its underlying index were concentrated in the Electric Utilities Industry.◦Electric Utilities Industry Risk. The electric utilities industry includes companies that produce or distribute electricity, including both nuclear and non-nuclear. The prices of securities in the electric utilities industry may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industries, increased sensitivity to the cost of energy production; and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision also may affect companies in the electric utilities industry.
Defiance NUKZ Option Income ETF | Concentration Risk, Electric Utilities Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Electric Utilities Industry Risk. The electric utilities industry includes companies that produce or distribute electricity, including both nuclear and non-nuclear. The prices of securities in the electric utilities industry may fluctuate significantly due to supply and demand, governmental regulation and environmental issues, economic conditions generally affecting electric and utilities companies, competitive pressures due to deregulation in the electric and utilities industries, increased sensitivity to the cost of energy production; and environmental factors such as conservation of natural resources or pollution control. Legislative or regulatory changes and increased government supervision also may affect companies in the electric utilities industry.
Defiance NUKZ Option Income ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. NUKZ may hold the securities of non-U.S. companies in the form of depositary receipts. Depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs and GDRs in NUKZ’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of NUKZ’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.
Defiance NUKZ Option Income ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. NUKZ may provide exposure to securities traded in developing or emerging markets, and individual securities with such exposure, may involve substantial risk with respect to such securities due to limited information; different accounting, auditing, and financial reporting standards; a country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization, or other adverse political or economic developments. Political and economic structures in many emerging market countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have failed to recognize private property rights in the past and, at times, have nationalized or expropriated the assets of private companies.
Defiance NUKZ Option Income ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities through the Underlying Security involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.
Defiance NUKZ Option Income ETF | Micro-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Micro-Capitalization Investing Risk. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. In addition, because these companies are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning their securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, regardless of whether the perceptions are based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund.
Defiance NUKZ Option Income ETF | Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole. Mid-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs, and earnings.
Defiance NUKZ Option Income ETF | MLP Risk Member
Prospectus [Line Items]
Risk [Text Block]	MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.
Defiance NUKZ Option Income ETF | NUKZ Underlying Index Risk Member
Prospectus [Line Items]
Risk [Text Block]	NUKZ Underlying Index Risk. NUKZ’s return may not match or achieve a high degree of correlation with the return of its underlying index. To the extent NUKZ utilizes a sampling approach, it may experience tracking error to a greater extent than if NUKZ sought to replicate the underlying index. NUKZ is not actively managed and, therefore, NUKZ will not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from NUKZ’s underlying index or selling the security is otherwise required upon a rebalancing of NUKZ’s underlying index. NUKZ seeks to track the performance of stocks of companies selected using a methodology developed by its index provider. No assurance can be given that companies selected according to NUKZ’s underlying index methodology will outperform stocks of other companies. Moreover, there is no guarantee that its methodology will generate or produce the intended results.
Defiance NUKZ Option Income ETF | Risk of Investing in Nuclear Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Investing in Nuclear Companies. NUKZ is sensitive to, and its performance will depend to a greater extent on, the overall condition of Nuclear Companies, and the Fund’s performance, in turn, is highly sensitive to NUKZ’s performance. Nuclear Companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on NUKZ’s portfolio companies and thus NUKZ’s financial situation. In addition, Nuclear Companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of Nuclear Companies may decline with a corresponding impact on earnings.
Defiance NUKZ Option Income ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. As of March 3, 2025, NUKZ and its underlying index had significant exposure to the industrials and utilities sectors.
◦Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Utilities Sector Risk. The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities sector is also subject to potential terrorist attacks, including hacks and cyber-security attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects

Defiance NUKZ Option Income ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Defiance NUKZ Option Income ETF | Sector Risk, Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Utilities Sector Risk. The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities sector is also subject to potential terrorist attacks, including hacks and cyber-security attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects
Defiance NUKZ Option Income ETF | Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.
Defiance NUKZ Option Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance NUKZ Option Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is “non-diversified” and intends to invest a greater percentage of its assets in the securities of, and financial instruments with exposure to, a single issuer than would a diversified fund. As a result, the Fund is more exposed to the risks associated with and developments affecting a single issuer (i.e., NUKZ) than a fund that invests in a greater number of issuers representing multiple industries. This may increase the Fund’s volatility and cause the performance of NUKZ to have a significant impact on the Fund’s performance. In addition, NUKZ is a non-diversified fund and, as such, the Fund may be more exposed to the risks associated with and developments affecting a single issuer or smaller number of issuers held by NUKZ than if NUKZ was a diversified fund.
Defiance BMNR Option Income ETF | Aggressive Investment Techniques Risk Member
Prospectus [Line Items]
Risk [Text Block]	Aggressive Investment Techniques Risk. Using investment techniques that may be considered aggressive, such as options contracts, includes the risk of potentially dramatic changes (losses) in the value of the instruments, imperfect correlations between the price of the instrument and the underlying security or index, and volatility of the Fund.
Defiance BMNR Option Income ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses, and it is possible to lose money by investing in money market funds. Corporate debt securities, such as commercial paper, generally are short-term unsecured promissory notes issued by businesses that carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decrease when interest rates rise, which may cause the Fund’s value to decrease.

Defiance BMNR Option Income ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Defiance BMNR Option Income ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and may result in greater losses, which in some cases may cause the Fund to liquidate other portfolio investments at inopportune times (e.g., at a loss to comply with limits on leverage imposed by the 1940 Act or when the Adviser otherwise would have preferred to hold the investment) or to meet redemption requests. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Counterparty Risk. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
◦Covered Call Options Risk. Investments in covered calls involve certain risks. When writing a covered call option, the Fund creates an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, the Fund may forego the opportunity to benefit from potential increases in the price of the underlying security above the strike price while continuing to bear the risk of a decline in the value of such underlying security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
◦Derivatives Tax Risk. The Fund’s use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, the Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. The Fund is not designed for investors seeking a tax efficient investment.
◦FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying Security, may include, among others, changes in interest rates and volatility levels of the Underlying Security.
◦FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. Trading in FLEX Options may be less deep and liquid than the market for certain other securities, such as standardized options. In a less liquid market for FLEX Options, liquidating FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
◦FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
◦Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to gain exposure that is significantly greater than the premium paid or received. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling an option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price for a put option, or above the strike price for a call option, by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.
Defiance BMNR Option Income ETF | Derivatives Risk, Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Defiance BMNR Option Income ETF | Derivatives Risk, Covered Call Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covered Call Options Risk. Investments in covered calls involve certain risks. When writing a covered call option, the Fund creates an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium. By selling a covered call option, the Fund may forego the opportunity to benefit from potential increases in the price of the underlying security above the strike price while continuing to bear the risk of a decline in the value of such underlying security. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
Defiance BMNR Option Income ETF | Derivatives Risk, Derivatives Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Tax Risk. The Fund’s use of derivatives strategies, such as writing (selling) and purchasing options, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. The Fund expects to generate premiums from its sale of options. These premiums typically will result in short-term capital gains for federal income tax purposes. In addition, the Fund’s covered call strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income and to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. The Fund is not designed for investors seeking a tax efficient investment.
Defiance BMNR Option Income ETF | Derivatives Risk, FLEX Options Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Correlation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. Factors that may influence the value of the FLEX Options, other than changes in the value of the Underlying Security, may include, among others, changes in interest rates and volatility levels of the Underlying Security.
Defiance BMNR Option Income ETF | Derivatives Risk, FLEX Options Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Liquidity Risk. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. Trading in FLEX Options may be less deep and liquid than the market for certain other securities, such as standardized options. In a less liquid market for FLEX Options, liquidating FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
Defiance BMNR Option Income ETF | Derivatives Risk, FLEX Options Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Valuation Risk. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying Security. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust (the “Board”)) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Defiance BMNR Option Income ETF | Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. Selling (writing) and buying options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to gain exposure that is significantly greater than the premium paid or received. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund’s use of call and put options can lead to losses because of adverse movements in the price or value of the reference asset, which may be magnified by certain features of the options. When selling an option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is below the strike price for a put option, or above the strike price for a call option, by an amount equal to or greater than the premium. Purchasing of put or call options involves the payment of premiums, which may adversely affect the Fund’s performance. Purchased put or call options may expire worthless resulting in the Fund’s loss of the premium it paid for the option.
Defiance BMNR Option Income ETF | Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distribution Risk. As part of the Fund’s strategies, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. To the extent the Fund makes distributions, the distribution amounts may vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may include return of capital , which would decrease the Fund’s NAV and trading price over time.
Defiance BMNR Option Income ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The Fund may invest directly or indirectly in common stocks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Defiance BMNR Option Income ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance BMNR Option Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Defiance BMNR Option Income ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Defiance BMNR Option Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Defiance BMNR Option Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Defiance BMNR Option Income ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance BMNR Option Income ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to specific securities. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.
Defiance BMNR Option Income ETF | Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities, such as U.S. Government securities and corporate debt held as Collateral, will change inversely with changes in interest rates. An increase in interest rates may cause the value of fixed income securities to decline. Conversely, as interest rates fall, the market value of fixed income securities tend to increase. This risk will be greater for long-term securities than for short-term securities
Defiance BMNR Option Income ETF | Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if the Underlying Security, a large-cap company, underperforms securities of smaller-capitalization companies or the market as a whole. The securities of large cap companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Defiance BMNR Option Income ETF | Limited Upside Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited Upside Risk. The Fund seeks to provide investment exposure to the share price movements of the Underlying Security; however, if the Underlying Security’s price exceeds the strike price of the call options sold (written) by the Fund on the Underlying Security, the Fund will not participate in the Underlying Security’s gains beyond the strike price. Accordingly, the Fund’s covered call strategies (1) will subject the Fund to all of the Underlying Security’s losses, which may not be offset by option premium income received by the Fund, and (2) may limit the Fund’s potential investment gains, which could cause the Fund to underperform the Underlying Security significantly over the duration of an options contract.
Defiance BMNR Option Income ETF | Liquidity And Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity and Valuation Risk. It may be difficult for the Fund to purchase and sell particular investments, such as options contracts, within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid and unable to realize what the Adviser believes should be the price of the investment. As a result, the Fund may be unable to achieve its desired level of investment exposure. In addition, the Fund may be unable to pay redemption proceeds within the requisite time period because of adverse market conditions, an unusually high volume of redemption requests or other reasons, unless it sells other portfolio investments under unfavorable conditions, thereby adversely affecting the Fund. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.
Defiance BMNR Option Income ETF | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s and Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Defiance BMNR Option Income ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of the Underlying Security, as well as other equity and debt securities and related instruments, fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. A Fund’s NAV and market price, like security prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Defiance BMNR Option Income ETF | NAV Erosion Risk Due To Distributions Risk Member
Prospectus [Line Items]
Risk [Text Block]	NAV Erosion Risk Due to Distributions. Each time the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. Accordingly, Fund distributions may significantly erode the Fund’s NAV and trading price over time.
Defiance BMNR Option Income ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.
Defiance BMNR Option Income ETF | Return Of Capital Risk Member
Prospectus [Line Items]
Risk [Text Block]	Return of Capital Risk. The Fund expects to make distributions regardless of its performance. All or a portion of such distributions may represent a return of capital, which would reduce the Fund’s NAV and trading price over time and reduce the shareholder’s basis in their Fund shares and result in a higher capital gain, or lower capital loss, when Fund shares on which the return of capital distribution were received are sold. After a shareholder’s basis in the shares has been reduced to zero, return of capital distributions will be treated as gain from the sale of the shareholder’s shares.
Defiance BMNR Option Income ETF | Single Issuer Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BMNR), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.
Defiance BMNR Option Income ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”). In order to qualify for the favorable tax treatment generally available to RICs, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. In addition, the diversification requirement also requires, among other requirements, that not more than 25% of the value of the Fund’s total assets is invested any one issuer. The application of the diversification requirements to certain options are not entirely clear. Further, the federal income tax treatment of certain aspects of the Fund’s proposed operations are not entirely clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single Underlying Security. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. Also, certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Internal Revenue Code of 1986, as amended (the “Code”), and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period. In the event that a shareholder purchases Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the
Code. If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment in the hands of non-corporate shareholders or eligible for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s recognition of gains and losses with respect to straddle positions by requiring, among other things, that: (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions that are part of a mixed straddle and that are not subject to Section 1256 of the Code be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.

Defiance BMNR Option Income ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. As a result of the Fund’s strategies, the Fund concentrates in the industry (or industries) assigned to BMNR and is subject to the risk that economic, political, or other conditions that have a negative effect on that industry (or industries) will negatively impact the Fund to a greater extent than if its assets were invested in a wider variety of industries. As of the date of this Prospectus, BMNR is assigned to the crypto asset (financial services) and bitcoin mining industries, and the Fund expects to be concentrated in the same industries in which BMNR is classified.
Defiance BMNR Option Income ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. As of the date of this Prospectus, BMNR is classified in the financials sector.
◦Financials Sector Risk. This sector, which includes banks, insurance companies, and financial service firms, can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Banks, in particular, are subject to volatile interest rates, severe price competition, and extensive government oversight and regulation, which may limit certain economic activities available to banks, impact their fees and overall profitability, and establish capital maintenance requirements. In addition, banks may have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Insurance companies are subject to similar risks as banks, including adverse economic conditions, changes in interest rates, increased competition and government regulation, but insurance companies are more at risk from changes in tax law, government imposed premium rate caps, and catastrophic events, such as earthquakes, floods, hurricanes and terrorist acts. This sector has experienced significant losses in the recent past, and the impact of higher interest rates, more stringent capital requirements, and of recent or future regulation on any individual financial company, or on the sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in the financial sector and have caused significant losses.

Defiance BMNR Option Income ETF | Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Risk. Investments linked to bitcoin can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for bitcoin may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates.
A number of factors impact the price and market for bitcoin.
◦Adoption and Use of Bitcoin. The continued adoption of bitcoin will require growth in its usage as a means of payment. Even if growth in bitcoin adoption continues in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. The slowness of transaction processing and the variability of transaction fees are significant impediments to the widespread adoption of bitcoin. To address these issues, participants have created secondary networks that layer on top of the blockchain to facilitate small, low-cost transactions (e.g., Lightning Network). These secondary networks may be more vulnerable to fraud and malicious attacks and may experience greater price volatility. In addition, participants have been slow to adopt these secondary networks. If the adoption and use of bitcoin slows or contracts, bitcoin may become less liquid, and the price of bitcoin may experience greater volatility.
◦Competition From Other Blockchains and Digital Assets. It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset’s price than bitcoin. In addition, it is also possible that other digital assets and trading systems could become more widely accepted and used than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin.
◦The Regulatory Environment Relating to Bitcoin. The regulation of bitcoin, digital assets, digital asset trading venues, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on adoption of bitcoin. In addition, certain bitcoin businesses may be operating out of compliance with regulations. Future regulatory changes or enforcement actions by regulatory authorities may alter, perhaps to a material extent, the ability to buy and sell bitcoin. Similarly, future regulatory changes or enforcement actions could impact the ability of a Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate, as planned.
◦Declining Mining Compensation. Transactions in bitcoin are processed by miners which are compensated in bitcoin based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize miners to process transactions, the confirmation process for transactions may slow and the bitcoin Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of bitcoin and the value of an investment in the Fund.
◦Bitcoin Market Volatility Risk. The price of bitcoin has historically been highly volatile. The value of the Fund’s exposure to bitcoin could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund you should not invest in the Fund.
Trading prices of bitcoin and other digital assets have experienced significant volatility and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history. Such volatility is expected to persist.
◦Environmental Risk. Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners. Such events could have a negative impact on the price of bitcoin and the performance of the Fund.
Defiance BMNR Option Income ETF | Bitcoin Risk, Adoption And Use Of Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]	Adoption and Use of Bitcoin. The continued adoption of bitcoin will require growth in its usage as a means of payment. Even if growth in bitcoin adoption continues in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. The slowness of transaction processing and the variability of transaction fees are significant impediments to the widespread adoption of bitcoin. To address these issues, participants have created secondary networks that layer on top of the blockchain to facilitate small, low-cost transactions (e.g., Lightning Network). These secondary networks may be more vulnerable to fraud and malicious attacks and may experience greater price volatility. In addition, participants have been slow to adopt these secondary networks. If the adoption and use of bitcoin slows or contracts, bitcoin may become less liquid, and the price of bitcoin may experience greater volatility.
Defiance BMNR Option Income ETF | Bitcoin Risk, Competition From Other Blockchains And Digital Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Competition From Other Blockchains and Digital Assets. It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset’s price than bitcoin. In addition, it is also possible that other digital assets and trading systems could become more widely accepted and used than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin.
Defiance BMNR Option Income ETF | Bitcoin Risk, The Regulatory Environment Relating To Bitcoin Risk Member
Prospectus [Line Items]
Risk [Text Block]	The Regulatory Environment Relating to Bitcoin. The regulation of bitcoin, digital assets, digital asset trading venues, and related products and services continues to evolve. The inconsistent and sometimes conflicting regulatory landscape may make it more difficult for bitcoin businesses to provide services, which may impede the growth of the bitcoin economy and have an adverse effect on adoption of bitcoin. In addition, certain bitcoin businesses may be operating out of compliance with regulations. Future regulatory changes or enforcement actions by regulatory authorities may alter, perhaps to a material extent, the ability to buy and sell bitcoin. Similarly, future regulatory changes or enforcement actions could impact the ability of a Fund to achieve its investment objective or alter the nature of an investment in the Fund or the ability of the Fund to continue to operate, as planned.
Defiance BMNR Option Income ETF | Bitcoin Risk, Declining Mining Compensation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Declining Mining Compensation. Transactions in bitcoin are processed by miners which are compensated in bitcoin based on a declining payment schedule and, in some instances, by voluntary fees paid by participants. If this compensation is not sufficient to incentivize miners to process transactions, the confirmation process for transactions may slow and the bitcoin Network may become more vulnerable to malicious actors. These and similar events may have a significant adverse effect on the price and liquidity of bitcoin and the value of an investment in the Fund.
Defiance BMNR Option Income ETF | Bitcoin Risk, Bitcoin Market Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Bitcoin Market Volatility Risk. The price of bitcoin has historically been highly volatile. The value of the Fund’s exposure to bitcoin could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund you should not invest in the Fund.Trading prices of bitcoin and other digital assets have experienced significant volatility and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history. Such volatility is expected to persist.
Defiance BMNR Option Income ETF | Bitcoin Risk, Environmental Risk Member
Prospectus [Line Items]
Risk [Text Block]	Environmental Risk. Bitcoin mining currently requires computing hardware that consumes large amounts of electricity. By way of electrical power generation, many bitcoin miners rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce demand for bitcoin and increase the likelihood of regulation that limits bitcoin mining or restricts energy usage by bitcoin miners. Such events could have a negative impact on the price of bitcoin and the performance of the Fund.
Defiance BMNR Option Income ETF | Crypto Asset Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Risk. The Fund’s performance is subject to the risks of the crypto assets industry. The trading prices of many crypto assets have experienced extreme volatility and may do so in the future. Extreme volatility in the future, including declines in the trading prices of the crypto assets, could have a material adverse effect on the value of the Fund’s shares and the shares could lose all or substantially all of their value. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of crypto assets, including the fact that crypto assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Crypto assets represent a new and rapidly evolving industry, and the value of the Fund’s shares depends on the acceptance of crypto assets. Changes in the governance of a crypto asset network may not receive sufficient support from users and miners, which may negatively affect that crypto asset network’s ability to grow and respond to challenges.
A number of factors affecting the price and market for crypto assets held by the Fund.
◦Supply and Demand. It is believed that speculators and investors who seek to profit from trading and holding crypto assets currently account for a significant portion of demand for any crypto asset. Such speculation regarding the potential future appreciation in the price of crypto assets may artificially inflate or deflate the price of crypto assets. Market fraud and/or manipulation and other fraudulent trading practices such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of crypto asset futures to fluctuate quickly and without warning.
◦Adoption and Use of Crypto Assets. Crypto assets and crypto-related investments are relatively new investments, and the continued adoption of the relevant crypto asset will require growth in its usage as a means of payment or for recordkeeping. Even if growth in crypto asset adoption continues in the near or medium-term, there is no assurance that crypto asset usage will continue to grow over the long-term. A contraction in the use of a crypto asset may result in a lack of liquidity, increased volatility in and a reduction in the price of the crypto asset.
◦Risk Factors Related to the Regulation of Crypto Assets. Any final determination by a court that any crypto asset is a “security” may adversely affect the value of the crypto asset and the value of the Fund’s shares, and, if the crypto asset is not, or cannot, be registered as a security, result in a potential exclusion from the Fund.
Depending on its characteristics, a crypto asset may be considered a “security” under the federal securities laws. The test for determining whether a particular crypto asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider bitcoin or ether to be securities, and does not currently consider bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their crypto assets are not securities.
On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several other crypto assets on the basis that the crypto assets in question are securities. The SEC has also brought enforcement actions against various crypto asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the crypto assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In its complaints, the SEC asserted that Solana is a security under the federal securities laws. In February 2025, however, the SEC dismissed the Coinbase Complaint.
If an appropriate court determines that a crypto asset is a security, the Adviser will not allow the Fund to continue holding its investments in a way that would violate the federal securities laws.
◦Largely Unregulated Marketplace. Crypto asset trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to crypto assets. Such manipulation could cause investors in crypto assets to lose money, possibly the entire value of their investments. Additionally, some crypto asset trading platforms may not operate in compliance with applicable law, and such non-compliance may cause such platforms to close operations in certain jurisdictions and/or be subject of regulatory investigations.
Crypto asset trading venues are not subject to the same regulations as regulated securities or futures exchanges. Crypto asset trading venues that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering (“AML”) requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. As a result, markets for crypto assets may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in crypto assets may lose money, possibly the entire value of their investments.
Over the past several years, a number of crypto asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at crypto asset trading venues make them appealing targets for hackers and a number of crypto asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for crypto investors. Investors in crypto assets may have little or no recourse should such theft, fraud or manipulation occur. There is no central registry showing which individuals or entities own crypto assets or the quantity of crypto assets that are owned by any particular person or entity. There are no regulations in place that would prevent a large holder or a group of holders from selling their crypto assets, which could depress the price of the applicable crypto asset, or otherwise attempt to manipulate the price of the crypto asset. Events that reduce user confidence in a crypto asset, the applicable blockchain and the fairness of crypto asset trading venues could have a negative impact on the price of a crypto asset and the value of an investment in the Underlying Security as well as the Fund.
If the crypto asset trading venues become subject to onerous regulations or are subject to enforcement actions by regulatory authorities , among other things, trading in the crypto assets may be concentrated in a smaller number of trading venues, which may materially impact the price, volatility, and trading volumes of crypto assets. Additionally, the trading venues may be required to comply with tax, AML, know-your-customer and other regulatory requirements, compliance and reporting obligations that may make it more costly to transact in or trade crypto assets (which may materially impact price, volatility, or trading of crypto assets more generally). Each of these events could have a negative impact on the value of an investment in the Fund.
The trading of crypto assets are fragmented across numerous trading venues. The fragmentation of the volume of crypto asset transactions across multiple trading venues can lead to a higher volatility than would be expected if volume was concentrated in a single trading venue. Market fragmentation and volatility increases the likelihood of price differences across different trading venues.
◦Cybersecurity Risk. Blockchain technology and network functionality rely on the Internet. A significant disruption or interruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and the price of crypto assets. In addition, certain features of blockchain technology, such as decentralization, open source protocol, including the code of smart contracts running on a blockchain, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Cybersecurity exploitations or attacks against entities that custody or facilitate the transfers or trading of a crypto asset could result in a significant theft of the crypto asset and a loss of public confidence, which could lead to a decline in the value of the crypto asset and, as a result, adversely impact the Fund’s investment in a crypto asset. Additionally, if a malicious actor or botnet (i.e., a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains control of more than 50% of the processing power of a crypto asset’s network, such actor or botnet could alter the blockchain and adversely affect the value of the crypto asset, which would adversely affect the Fund’s investment in a crypto asset.
◦Forked Asset Risk. Crypto asset networks operate using open-source protocols, meaning that any user can download the software, modify it and then propose that the users and validators adopt the modification. When a modification is introduced and a substantial majority of users and validators consent to the modification, the change is implemented and the network remains uninterrupted. However, if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “hard fork” of a crypto asset networks, with one group running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of a crypto asset network running in parallel, yet lacking interchangeability. For example, in August 2017, bitcoin “forked” into bitcoin and a new digital asset, Bitcoin Cash, as a result of a several year dispute over how to increase the rate of transactions that the bitcoin network can process.
Forks may also occur as a network community’s response to a significant security breach. A fork may also occur as a result of an unintentional or unanticipated software flaw in the various versions of otherwise compatible software that users run. Such a fork could lead to users and validators abandoning the digital asset with the flawed software. It is possible, however, that a substantial number of users and validators could adopt an incompatible version of the digital asset while resisting community-led efforts to merge the two chains. This could result in a permanent fork.
A future fork in the crypto asset network for Bitcoin could adversely affect the value of the Fund’s shares.
◦“Attack” Risk. All networked systems are vulnerable to various kinds of attacks. A blockchain may be vulnerable to several types of attacks, including:
▪“33% attack” where, if a validator or group of validators were to gain control of more than 33% of the total staked crypto asset on the applicable blockchain, a malicious actor could temporarily impede or delay block confirmation or even cause a temporary fork in the blockchain.
▪“50% attack” where, if a validator or group of validators acting in concert were to gain control of more than 50% of the total staked crypto asset on the blockchain, a malicious actor would be able to gain full control of the blockchain and the ability to manipulate the blockchain on a forward-looking basis, including censoring transactions following the achievement of threshold, double-spending and fraudulent block propagation, while the attacker maintains the threshold.
▪“>66% attack” where, if a validator or group of validators acting in concert were to gain control of more than 66% of the total staked crypto asset on the blockchain, a malicious actor could permanently and irreversibly manipulate the blockchain, including censorship, double-spending, and fraudulent block propagation, both on a forward- and backward-looking basis.
Further, smart contracts on the network may create systemic risk for the price of a crypto asset in the event of an exploit. If a significant portion of a crypto asset is held by a small number of holders sometimes referred to as “whales,” these holders have the ability to manipulate the price of the crypto asset.
•Crypto Asset Tax Risk. Current U.S. Internal Revenue Service (“IRS”) guidance indicates that convertible virtual currency should be treated and taxed as property, and that transactions involving the payment of convertible virtual currency for goods and services should be treated as barter transactions. While this treatment allows for the possibility of capital gains treatment, it creates a potential tax reporting requirement in any circumstance where the ownership of convertible virtual currency passes from one person to another, usually by means of convertible virtual currency transactions (including off-blockchain transactions), which could discourage the use of digital assets as a medium of exchange, especially for a holder of digital assets that has appreciated in value.

Defiance BMNR Option Income ETF | Crypto Asset Risk, Supply And Demand Risk Member
Prospectus [Line Items]
Risk [Text Block]	Supply and Demand. It is believed that speculators and investors who seek to profit from trading and holding crypto assets currently account for a significant portion of demand for any crypto asset. Such speculation regarding the potential future appreciation in the price of crypto assets may artificially inflate or deflate the price of crypto assets. Market fraud and/or manipulation and other fraudulent trading practices such as the intentional dissemination of false or misleading information (e.g., false rumors) can, among other things, lead to a disruption of the orderly functioning of markets, significant market volatility, and cause the value of crypto asset futures to fluctuate quickly and without warning.
Defiance BMNR Option Income ETF | Adoption And Use Of Crypto Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Adoption and Use of Crypto Assets. Crypto assets and crypto-related investments are relatively new investments, and the continued adoption of the relevant crypto asset will require growth in its usage as a means of payment or for recordkeeping. Even if growth in crypto asset adoption continues in the near or medium-term, there is no assurance that crypto asset usage will continue to grow over the long-term. A contraction in the use of a crypto asset may result in a lack of liquidity, increased volatility in and a reduction in the price of the crypto asset.
Defiance BMNR Option Income ETF | Crypto Asset Risk, Risks Factors Related To The Regulation Of Crypto Assets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk Factors Related to the Regulation of Crypto Assets. Any final determination by a court that any crypto asset is a “security” may adversely affect the value of the crypto asset and the value of the Fund’s shares, and, if the crypto asset is not, or cannot, be registered as a security, result in a potential exclusion from the Fund.
Depending on its characteristics, a crypto asset may be considered a “security” under the federal securities laws. The test for determining whether a particular crypto asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider bitcoin or ether to be securities, and does not currently consider bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their crypto assets are not securities.
On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several other crypto assets on the basis that the crypto assets in question are securities. The SEC has also brought enforcement actions against various crypto asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the crypto assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In its complaints, the SEC asserted that Solana is a security under the federal securities laws. In February 2025, however, the SEC dismissed the Coinbase Complaint.
If an appropriate court determines that a crypto asset is a security, the Adviser will not allow the Fund to continue holding its investments in a way that would violate the federal securities laws.

Defiance BMNR Option Income ETF | Crypto Asset Risk, Largely Unregulated Marketplace Risk Member
Prospectus [Line Items]
Risk [Text Block]	Largely Unregulated Marketplace. Crypto asset trading venues are relatively new and, in most cases, largely unregulated. As a result of this lack of regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to crypto assets. Such manipulation could cause investors in crypto assets to lose money, possibly the entire value of their investments. Additionally, some crypto asset trading platforms may not operate in compliance with applicable law, and such non-compliance may cause such platforms to close operations in certain jurisdictions and/or be subject of regulatory investigations.
Crypto asset trading venues are not subject to the same regulations as regulated securities or futures exchanges. Crypto asset trading venues that are regulated typically must comply with minimum net worth, cybersecurity, and anti-money laundering (“AML”) requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. As a result, markets for crypto assets may be subject to manipulation or fraud and may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Investors in crypto assets may lose money, possibly the entire value of their investments.
Over the past several years, a number of crypto asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at crypto asset trading venues make them appealing targets for hackers and a number of crypto asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for crypto investors. Investors in crypto assets may have little or no recourse should such theft, fraud or manipulation occur. There is no central registry showing which individuals or entities own crypto assets or the quantity of crypto assets that are owned by any particular person or entity. There are no regulations in place that would prevent a large holder or a group of holders from selling their crypto assets, which could depress the price of the applicable crypto asset, or otherwise attempt to manipulate the price of the crypto asset. Events that reduce user confidence in a crypto asset, the applicable blockchain and the fairness of crypto asset trading venues could have a negative impact on the price of a crypto asset and the value of an investment in the Underlying Security as well as the Fund.
If the crypto asset trading venues become subject to onerous regulations or are subject to enforcement actions by regulatory authorities , among other things, trading in the crypto assets may be concentrated in a smaller number of trading venues, which may materially impact the price, volatility, and trading volumes of crypto assets. Additionally, the trading venues may be required to comply with tax, AML, know-your-customer and other regulatory requirements, compliance and reporting obligations that may make it more costly to transact in or trade crypto assets (which may materially impact price, volatility, or trading of crypto assets more generally). Each of these events could have a negative impact on the value of an investment in the Fund.
The trading of crypto assets are fragmented across numerous trading venues. The fragmentation of the volume of crypto asset transactions across multiple trading venues can lead to a higher volatility than would be expected if volume was concentrated in a single trading venue. Market fragmentation and volatility increases the likelihood of price differences across different trading venues.

Defiance BMNR Option Income ETF | Crypto Asset Risk, Cybersecurity Risk Member
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Risk [Text Block]	Cybersecurity Risk. Blockchain technology and network functionality rely on the Internet. A significant disruption or interruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and the price of crypto assets. In addition, certain features of blockchain technology, such as decentralization, open source protocol, including the code of smart contracts running on a blockchain, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. Cybersecurity exploitations or attacks against entities that custody or facilitate the transfers or trading of a crypto asset could result in a significant theft of the crypto asset and a loss of public confidence, which could lead to a decline in the value of the crypto asset and, as a result, adversely impact the Fund’s investment in a crypto asset. Additionally, if a malicious actor or botnet (i.e., a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains control of more than 50% of the processing power of a crypto asset’s network, such actor or botnet could alter the blockchain and adversely affect the value of the crypto asset, which would adversely affect the Fund’s investment in a crypto asset.
Defiance BMNR Option Income ETF | Crypto Asset Risk, Forked Asset Risk Member
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Risk [Text Block]	Forked Asset Risk. Crypto asset networks operate using open-source protocols, meaning that any user can download the software, modify it and then propose that the users and validators adopt the modification. When a modification is introduced and a substantial majority of users and validators consent to the modification, the change is implemented and the network remains uninterrupted. However, if less than a substantial majority of users and validators consent to the proposed modification, and the modification is not compatible with the software prior to its modification, the consequence would be what is known as a “hard fork” of a crypto asset networks, with one group running the pre-modified software and the other running the modified software. The effect of such a fork would be the existence of two versions of a crypto asset network running in parallel, yet lacking interchangeability. For example, in August 2017, bitcoin “forked” into bitcoin and a new digital asset, Bitcoin Cash, as a result of a several year dispute over how to increase the rate of transactions that the bitcoin network can process.
Forks may also occur as a network community’s response to a significant security breach. A fork may also occur as a result of an unintentional or unanticipated software flaw in the various versions of otherwise compatible software that users run. Such a fork could lead to users and validators abandoning the digital asset with the flawed software. It is possible, however, that a substantial number of users and validators could adopt an incompatible version of the digital asset while resisting community-led efforts to merge the two chains. This could result in a permanent fork.
A future fork in the crypto asset network for Bitcoin could adversely affect the value of the Fund’s shares.

Defiance BMNR Option Income ETF | Crypto Asset Risk, “Attack” Risk Member
Prospectus [Line Items]
Risk [Text Block]	“Attack” Risk. All networked systems are vulnerable to various kinds of attacks. A blockchain may be vulnerable to several types of attacks, including:
▪“33% attack” where, if a validator or group of validators were to gain control of more than 33% of the total staked crypto asset on the applicable blockchain, a malicious actor could temporarily impede or delay block confirmation or even cause a temporary fork in the blockchain.
▪“50% attack” where, if a validator or group of validators acting in concert were to gain control of more than 50% of the total staked crypto asset on the blockchain, a malicious actor would be able to gain full control of the blockchain and the ability to manipulate the blockchain on a forward-looking basis, including censoring transactions following the achievement of threshold, double-spending and fraudulent block propagation, while the attacker maintains the threshold.
▪“>66% attack” where, if a validator or group of validators acting in concert were to gain control of more than 66% of the total staked crypto asset on the blockchain, a malicious actor could permanently and irreversibly manipulate the blockchain, including censorship, double-spending, and fraudulent block propagation, both on a forward- and backward-looking basis.
Further, smart contracts on the network may create systemic risk for the price of a crypto asset in the event of an exploit. If a significant portion of a crypto asset is held by a small number of holders sometimes referred to as “whales,” these holders have the ability to manipulate the price of the crypto asset.
Defiance BMNR Option Income ETF | Crypto Asset Risk, Crypto Asset Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Tax Risk. Current U.S. Internal Revenue Service (“IRS”) guidance indicates that convertible virtual currency should be treated and taxed as property, and that transactions involving the payment of convertible virtual currency for goods and services should be treated as barter transactions. While this treatment allows for the possibility of capital gains treatment, it creates a potential tax reporting requirement in any circumstance where the ownership of convertible virtual currency passes from one person to another, usually by means of convertible virtual currency transactions (including off-blockchain transactions), which could discourage the use of digital assets as a medium of exchange, especially for a holder of digital assets that has appreciated in value.
Defiance BMNR Option Income ETF | Sector Risk Financials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Financials Sector Risk. This sector, which includes banks, insurance companies, and financial service firms, can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. Banks, in particular, are subject to volatile interest rates, severe price competition, and extensive government oversight and regulation, which may limit certain economic activities available to banks, impact their fees and overall profitability, and establish capital maintenance requirements. In addition, banks may have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Insurance companies are subject to similar risks as banks, including adverse economic conditions, changes in interest rates, increased competition and government regulation, but insurance companies are more at risk from changes in tax law, government imposed premium rate caps, and catastrophic events, such as earthquakes, floods, hurricanes and terrorist acts. This sector has experienced significant losses in the recent past, and the impact of higher interest rates, more stringent capital requirements, and of recent or future regulation on any individual financial company, or on the sector as a whole, cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in the financial sector and have caused significant losses.
Defiance BMNR Option Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance BMNR Option Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is “non-diversified” and intends to invest a greater percentage of its assets in the securities of, and financial instruments with exposure to, a single issuer than would a diversified fund. As a result, the Fund is more exposed to the risks associated with and developments affecting a single issuer (i.e., BMNR) than a fund that invests in a greater number of issuers representing multiple industries. This may increase the Fund’s volatility and cause the performance of BMNR to have a significant impact on the Fund’s performance.